DERIVATIVE INSTRUMENTS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Comprehensive income (loss) from derivatives before reclassifications	$ 608	$ 374	$ (367)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	$ 1,023	$ 228	$ (494)
Operating Expense [Member]
Description Of Location Of Foreign Currency Cash Flow Hedge Derivatives On Statement Of Operations	Operating expenses	Operating expenses
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	$ 1,023	$ 228
Other Comprehensive Income (Loss) [Member]
Description Of Location Of Foreign Currency Cash Flow Hedge Derivatives On Statement Of Operations	Other comprehensive income (loss)	Other comprehensive income (loss)
Comprehensive income (loss) from derivatives before reclassifications	$ 608	$ 374